Goodwill And Other Intangible Assets (Product Rights And License By Therapeutic Category) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	$ 1,798,548		$ 2,134,646
Product rights and licenses
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	1,710,556		1,945,771
Therapeutic class disclosure threshold	5.00%		5.00%
Product rights and licenses | Allergy
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	111,386		127,096
Product rights and licenses | Anti-infectives
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	145,109		179,386
Product rights and licenses | Cardiovascular
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	309,062		353,026
Product rights and licenses | Central Nervous System
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	273,102		293,106
Product rights and licenses | Dermatological
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	93,644		32,710
Product rights and licenses | Endocrine and Metabolic
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	80,702		92,482
Product rights and licenses | Gastrointestinal
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	121,823		144,672
Product rights and licenses | Respiratory System
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	218,658		282,803
Product rights and licenses | Other
Schedule of Product Rights and Licenses by Therapeutic Class [Line Items]
Finite-lived intangible assets, net	$ 357,070	[1]	$ 440,490	[1]

[1]	Other consists of numerous therapeutic classes, none of which individually exceeds 5% of total product rights and licenses.